NEWBUILDINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Construction in Progress [Roll Forward]
Balance, beginning of period	$ 46,068	$ 52,254	$ 79,602
Additions, net, continuing basis	163,090	158,846	201,653
Transfer to Vessels and equipment, net	(162,221)	(166,121)	(230,596)
Interest capitalized, continuing basis	1,561	1,089	1,595
Balance, end of period	$ 48,498	$ 46,068	$ 52,254